Current Liabilities	6 Months Ended
Jun. 26, 2011
Current Liabilities
Current Liabilities

10. CURRENT LIABILITIES

Current liabilities, other than income taxes and current maturities of long-term debt, consisted of the following components:

	June 26, 2011	December 26, 2010
	(In thousands)
Accounts payable:
Trade accounts	$276,558	$247,500
Unfunded payments	56,939	80,393
Other payables	1,512	1,887

	335,009	329,780
Account payable to JBS USA, LLC	13,073	7,212
Accrued expenses and other current liabilities:
Compensation and benefits	87,813	108,639
Interest and debt-related fees	11,793	12,624
Insurance and self-insured claims	88,294	83,648
Commodity derivative liabilities:
Futures	32,405	8,497
Options	17	7,890
Other accrued expenses	94,447	76,296
Pre-petition obligations	354	346

	315,123	297,940

	$663,205	$634,932